Fair Value of Financial Instruments and Risk Management - Credit Risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Derivative instruments in net liability positions	$ 75	$ 57
Concentration of credit risk | Three customers | Revenue | ITC
Concentration Risk [Line Items]
Concentration risk percentage	70.00%